INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5:-	INVENTORIES

	December 31,
	2014	2015

Raw materials	$6,794	$6,687
Finished products	7,942	$10,091

	$14,736	$16,778

In the years ended December 31, 2013, 2014 and 2015, the Group wrote-off inventories in a total amount of $1,746, $82 and $724, respectively.